Income Taxes (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended			8 Months Ended			1 Months Ended	8 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Dec. 31, 2012 Broadway Industrial [Member]	Dec. 31, 2012 Broadway Precision (Shenzhen) Co Ltd [Member]	Dec. 31, 2012 New Skill Holdings Limited [Member]	Jan. 31, 2013 Dongguan Sun Chuen [Member]	Dec. 31, 2012 Broadway Industries Thailand Co [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Effective Income Tax Rate	16.50%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	23.00%	33.00%	25.00%
Percentage Of Tax Exemption	50.00%	50.00%	50.00%	50.00%
Income Tax Examination, Penalties and Interest Accrued	963